TAX CREDITS	12 Months Ended
Dec. 31, 2019
TAX CREDITS
TAX CREDITS

NOTE 7 — TAX CREDITS

	2019	2018
Current
ICMS (state VAT)	279,483	291,027
Social security financing	104,704	95,700
Financing of social integration program	26,198	23,473
IPI (federal VAT)	26,173	44,312
IVA (value-added tax)	41,958	32,967
Others	25,786	39,949
	504,302	527,428

Non-current
ICMS (state VAT)	51,615	27,527
Social security financing	331,435	1,980
Financing of social integration program and Others	82,499	2,558
	465,549	32,065
	969,851	559,493

The estimates of realization of non-current tax credits are as follows:

	2019	2018
2020	—	15,025
2021	190,773	10,846
2022	106,271	6,194
2023 on	168,505	—
	465,549	32,065